Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Embedded derivatives [Line Items]
Disclosure of derivative financial instruments [text block]
32.	Derivative financial instruments

Hedge derivative financial instruments -
The volatility of copper prices during the last years has caused the Management of the subsidiary El Brocal to enter into future contracts.
These contracts
are intended to reduce the volatility of the cash flows attributable to the fluctuations in the cooper price i
n accordance with existing copper concentrate sales commitments, which are related to 50 percent of the annual production of copper according to the risk strategy approved by the Board of Directors.

There is an economic relationship between the hedged items and the hedging instruments as the terms of the foreign exchange and commodity forward contracts match the terms of the expected highly probable forecast transactions. The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the commodity forward contracts are identical to the hedged risk components. To test the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks.

The hedge ineffectiveness can arise from:
-	Differences in the timing of the cash flows of the hedged items and the hedging instruments
-	Different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments
-	The counterparties’ credit risk differently impacting the fair value movements of the hedging instruments and hedged items
-	Changes to the forecasted amount of cash flows of hedged items and hedging instruments

The table below presents the composition of open transactions included in the hedge derivative financial instruments as
of December 31, 2018:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2019	1,000	7,345	5,961	1,381
February 2019	1,000	7,352	5,968	1,378

	2,000			2,759

The table below presents the composition of open transactions included in the hedge derivative financial instruments as
of December 31, 2017:

		Quotations
Period of settlement	MT	Fixed	Futures	Fair value
				US$(000)
January 2018	3,000	5,972 – 6,050	7,275	(3,787)
February 2018	3,000	5,972 – 6,050	7,260	(3,736)
March 2018	3,000	5,972 – 6,050	7,247	(3,693)
April 2018	3,000	5,805 – 6,050	7,259	(3,973)
May 2018	3,000	5,900 – 6,300	7,269	(3,484)
June 2018	3,000	5,900 – 6,325	7,277	(3,468)
July 2018	3,000	5,960 – 6,350	7,285	(3,359)
August 2018	3,000	6,520	7,290	(2,288)
September 2018	3,000	7,100	7,296	(580)
October 2018	3,000	7,200	7,300	(296)
November 2018	3,000	7,300	7,305	(13)
December 2018	3,000	7,300	7,309	(28)

	36,000			(28,705)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Disclosure of derivative financial instruments [text block]
22.	Embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2018 and 2017, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2018
	Pounds payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	261,530	January 2019 to May 2019	Between 2.675 and 2.834	Between 2.704 and 2.708	(18,848)
Copper Cathode	7,711	January 2019	2.810	2.704	(824)
Molybdenum	3,545	January 2019 to February 2019	Between 10.787 and 10.810	10.675	(441)

					(20,113	)(a)

			As of December 31, 2017
	Pounds payable	Maturity	Provisional pricing	Forward pricing	Fair value provision
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	252,830	January 2018 to May 2018	Between 2.903 and 3.166	Between 3.274 and 3.297	62,870
Copper Cathode	2,756	January 2018	Between 2.970 and 3.246	3.274	179
Molybdenum	3,340	January 2018 to February 2018	Between 7.229 and 7.231	8.950	5,687

					68,736	(a)

(a)
Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties” (US$(19.3) million as of December 31, 2018 and US$65.6 million as of December 31, 2017) and “Trade accounts receivable (net)” (US$(0.8) million as of December 31, 2018 and US$3.1 million as of December 31, 2017).